SCHEDULE OF DETAILS OF ENTITIES DISPOSED (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total assets			$ 4,794,328
Total liabilities			4,164,559
Total net assets			629,769
Total noncontrolling interest			(187,618)
Subtotal			442,151
Total consideration			1,278,263
Total gain on disposal of subsidiaries	$ 50,545		836,112
Guangzhou LOBO [Member]
Total assets	221,376		221,376
Total liabilities	842,393		842,393
Total net assets	(621,017)		(621,017)
Total noncontrolling interest
Subtotal	(621,017)		(621,017)
Total consideration	2,501		2,501
Total gain on disposal of subsidiaries	623,518		623,518
Wuxi Jinbang [Member]
Total assets	4,572,952		4,572,952
Total liabilities	3,322,166		3,322,166
Total net assets	1,250,786		1,250,786
Total noncontrolling interest	(187,618)		(187,618)
Subtotal	1,063,168		1,063,168
Total consideration	1,275,762		1,275,762
Total gain on disposal of subsidiaries	212,594		$ 212,594
Beijing LOBO [Member]
Total assets	10,283,923
Total liabilities	6,611,665
Total net assets	3,672,258
Subtotal	3,672,258
Total consideration	3,722,803
Total gain on disposal of subsidiaries	$ 50,545